SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
Emerging Markets Debt Fund

Supplement dated September 28, 2012
to the Class A and Class G Shares Prospectuses dated January 31, 2012

This Supplement provides new and additional information beyond that contained in the Class A and Class G Shares Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes in the principal investment strategy and principal risks of the Emerging Markets Debt Fund and to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Emerging Markets Equity Fund, the text relating to The Boston Company Asset Management LLC is hereby deleted. In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Kleinwort Benson Investors International Ltd.	Noel O'Halloran	Since 2012	Director, Chief Investment Officer

	Gareth Maher	Since 2012	Head of Portfolio Management— Dividend Plus Strategies

	David Hogarty	Since 2012	Head of Strategy Development— Dividend Plus Strategies

	Ian Madden	Since 2012	Portfolio Manager—Dividend Plus Strategies

	James Collery	Since 2012	Portfolio Manager—Dividend Plus Strategies

In addition, under the heading "Emerging Markets Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to The Boston Company Asset Management LLC is hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Kleinwort Benson Investors International Ltd.: Kleinwort Benson Investors International Ltd. ("KBII"), located at Joshua Dawson House, Dawson Street, Dublin 2, Ireland, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund allocated to KBII. Noel O'Halloran, KBII's Director and Chief Investment Officer, has overall responsibility for KBII's investment strategies. Mr. O'Halloran has been with the firm since 1992 and has 24 years of industry experience. Gareth Maher is KBII's Head of Portfolio Management for its Dividend Plus team and has been with the firm since 2000. Mr. Maher joined KBII's Dividend Plus team in 2008 and holds a Master's degree in Economic Science from University College Dublin. David Hogarty, KBII's Head of Strategy Development for its Dividend Plus team, was instrumental in developing KBII's Dividend Plus equity strategy in 2003 and has been a member of the investment team since launch. Mr. Hogarty has 21 years of industry experience. Ian Madden, KBII's Portfolio Manager for its Dividend Plus team, joined the firm in 2000 as a Portfolio Assistant. Mr. Madden was appointed Manager of KBII's Institutional Business Support unit in 2002 and joined the Dividend Plus Team as a Portfolio Manager in 2004. James Collery, KBII's Portfolio Manager for its Dividend Plus Team, joined the firm in 2001 as a Performance & Risk Analyst. Mr. Collery was appointed a Portfolio Manager on KBII's Hedge Fund team in 2003 and joined the Dividend Plus team as a Portfolio Manager in 2007.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Principal Investment Strategy for the Emerging Markets Debt Fund

The first paragraph under the heading "Principal Investment Strategies," in the Fund Summary for the Emerging Markets Debt Fund, is hereby deleted and replaced with the following:

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures be investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g,, through the use of derivative instruments, principally futures contracts, forward contracts, swaps, including fully funded total return swaps, and structured securities, such as credit-linked notes). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by a Nationally Recognized Statistical Rating Organization, commonly referred to as junk bonds).

There are no other changes in principal investment strategy of the Emerging Markets Debt Fund.

Change in Principal Risks for the Emerging Markets Debt Fund

The paragraph entitled "Derivatives Risk" under the heading "Principal Risks," in the Fund Summary for the Emerging Markets Debt Fund, is hereby deleted and replaced with the following:

Derivatives Risk—The Fund's use of futures contracts, forward contracts, swaps and credit-linked notes is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of over-the-counter forward contracts, credit linked notes and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of the above risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

In addition, under the heading "More Information About Principal Risks," under the section entitled "More Information About Risks," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Credit-Linked Notes—The Emerging Markets Debt Fund may invest in credit-linked notes. Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note's par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund's investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

In addition, under the heading "More Information About Principal Risks," under the section entitled "More Information About Risks," the first sentence of the second paragraph in the sub-section titled "Foreign Investment/Emerging Markets" in hereby deleted and replaced with the following:

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

In addition, under the heading "More Information About Principal Risks," under the section entitled "More Information About Risks," with respect to the Class A Shares prospectus, the paragraphs in the sub-section titled "Swap Agreements" are hereby deleted and replaced with the below and, with respect to the Class G Shares prospectus, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Swap Agreements—Certain Funds may use swaps, which are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.

Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

There are no other changes in the principal risks of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-808 (09/12)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
Emerging Markets Debt Fund

Supplement dated September 28, 2012
to the Statement of Additional Information ("SAI") dated January 31, 2012

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the investment objectives and policies and related risks of the Emerging Markets Debt Fund and to reflect the following changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to The Boston Company Asset Management LLC's management of the Emerging Markets Equity Fund are hereby deleted. In the same section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

KLEINWORT BENSON INVESTORS INTERNATIONAL LTD.—Kleinwort Benson Investors International Ltd. ("KBII") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. KBII, a limited company based in Dublin, was founded in 1980 and registered with the SEC in 2001. KBII is 100% owned by Kleinwort Benson Investors Dublin Ltd., which is in turn a wholly owned subsidiary of the Kleinwort Benson Group, the holding company for the financial services entities of RHJ International (RHJI). RHJI acquired KBII in 2010 and is publicly listed on the NYSE-EURONEXT in Brussels.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to The Boston Company Asset Management LLC's management of the Emerging Markets Equity Fund are hereby deleted. In the same section, the following text relating is hereby added in the appropriate alphabetical order thereof:

KBII

Compensation. SIMC pays KBII a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between KBII and SIMC.

KBII pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended June 2012.

KBII's compensation policy is set and monitored by the Remuneration Committee which is a subcommittee of KBII's Board of Directors. In 2010, key employees were granted parent company shares to the value of 10% of the value of KBII in consideration for signing new employment contracts. These shares are locked away for five years and if the employees leave the shares are forfeited. KBII does not disclose which employees were asked to sign up to new contracts but it is reasonable to assume that the more experience members of the portfolio management team and senior management team participate in this retention package.

In terms of salary, a global benefits consulting firm is used to ensure the firm's salary levels are set competitively against the wider asset management industry. Bonuses are awarded annually. Senior portfolio managers can earn bonuses up to 100% of salary. In terms of how this gets allocated, 70% is quantitatively calculated based on relative investment performance of the composite(s). In order to avoid excessive risk-taking behavior, the calculation is weighed evenly over 1, 2 and 3 year rolling numbers. The other 30% is awarded based on the achievement of personal and team goals. Senior employees are obliged to take 50% of their bonus in equity, which is then locked in for four years. If employees cease employment, a portion of the equity is forfeited.

Ownership of Fund Shares. As of June 30, 2012 KBII's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of June 30, 2012, in addition to the Emerging Markets Equity Fund, KBII's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gareth Maher	1	$40m	9	$485m	13	$823m
	0	$0	0	$0	1*	$91.5m
David Hogarty	1	$40m	9	$485m	13	$823m
	0	$0	0	$0	1*	$91.5m
Ian Madden	1	$40m	9	$485m	13	$823m
	0	$0	0	$0	1*	$91.5m
James Collery	1	$40m	9	$485m	13	$823m
	0	$0	0	$0	1*	$91.5m

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. KBII's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. KBII does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, KBII believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of KBII's portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that KBII's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, KBII has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of KBII's portfolio managers' management of the Emerging Markets Equity Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that KBII or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is KBII's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, KBII has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while KBII's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given their investment objectives and related restrictions.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

Change in Investment Objectives and Policies for the Emerging Markets Debt Fund

Under the heading "Emerging Markets Debt Fund," under the section entitled "Investment Objectives and Policies," the second paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund may obtain its exposures be investing directly (e.g., in fixed income securities and other instruments) or indirectly/synthetically (e.g,, through the use of derivative instruments, principally futures contracts, forward contracts, swaps and structured securities, such as credit-linked notes). Emerging market countries are those countries that are: (i)characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than

25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities, and the Fund's securities will generally be in the lower or lowest rating categories (including those below the fourth highest rating category by a Nationally Recognized Statistical Rating Organization, commonly referred to as junk bonds).

There are no other changes in the investment objectives and policies of the Emerging Markets Debt Fund.

Change in Permitted Investments and Risk Factors for the Emerging Markets Debt Fund

In the section entitled "Description of Permitted Investments and Risk Factors," the following disclosure is hereby added in the appropriate alphabetical order thereof:

CREDIT-LINKED NOTES—Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note's par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

In addition, in the sub-section entitled "Swaps, Caps, Floors, Collars and Swaptions" in the section entitled "Description of Permitted Investments and Risk Factors," the following sentence is hereby added to the end of the sixth paragraph:

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

There are no other changes in the permitted investments and risk factors of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-809 (09/12)